Shareholders' Equity - Additional Information (Details) - USD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Aug. 27, 2018
Stockholders Equity Note [Line Items]
Share repurchase program, aggregate value authorized for repurchase				$ 1,000,000,000.0
Unrecognized pension expenses reclassified out of accumulated other comprehensive (loss) income	$ 5,000,000	$ 5,000,000	$ 18,000,000
Preferred stock, authorized (in shares)	40,000,000
Carnival Corp
Stockholders Equity Note [Line Items]
Preferred stock, shares issued (in shares)	0	0
Carnival PLC
Stockholders Equity Note [Line Items]
Preferred stock, shares issued (in shares)	0	0